Finance Cost and Income - Summary of Finance Costs Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of finance income expense [abstract]
Interest expense	$ (4,168)	$ (4,141)		$ (4,314)
Capitalization of borrowing costs	19	23		22
Net interest on net defined benefit liabilities	(95)	(94)		(102)
Accretion expense	(650)	(511)		(736)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(393)	(449)		(382)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	(180)	19		(306)
Net mark-to-market results on derivatives related to the hedging of share-based payment	898	(1,774)		(291)
Tax on financial transactions	(79)	(110)		(68)
Other financial costs, including bank fees	(225)	(242)		(136)
Finance costs, excluding exceptional items	(4,873)	(7,279)		(6,313)
Exceptional finance cost	(222)	(1,982)		(693)
Finance costs	$ (5,095)	$ (9,261)	[1]	$ (7,006)	[1]

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.